Commitments	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 10 – COMMITMENTS

Operating lease commitments

The Company's leases mainly include office buildings. These leases had an average remaining lease term of approximately two years as of March 31, 2019. Rental expense charged to operations under operating leases in the years ended March 31, 2019, 2018 and 2017 amounted to $149,137, $104,879 and $90,378, respectively.

Future minimum lease obligations for operating leases with initial terms in excess of one year at March 31, 2019 are as follows:

Twelve months ended March 31, 2019

2020	$135,182
2021	98,863
2022	8,195
Total	$242,240